Share-based payment arrangements - Additional Information (Detail) $ in Thousands					12 Months Ended
	Apr. 01, 2025	Aug. 27, 2024	Feb. 28, 2023	Dec. 22, 2022	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 ₱ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	3 years	3 years	4 years
Number of other equity instruments granted in share-based payment arrangement | shares					1,260,400	2,001,100	3,548,500
Expense from share-based payment transactions | $					$ 7,373	$ 16,655	$ 19,304
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options				6 months
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options				3 years
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares					338,750	388,560	802,890
Restricted share units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | ₱ / shares								₱ 18.48
Restricted share units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | ₱ / shares								₱ 40.45